Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 1,509	€ 1,500
Total assets	980,299	976,834	€ 949,250
Total liabilities	924,671	919,829
Total income	18,121	30,418	€ 20,093
TMB Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Total assets	121	121
Total liabilities	€ 424	€ 309
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held	23.00%	23.00%
Fair value of listed invest-ments	€ 976	€ 849
Balance sheet value	1,128	1,109
Total assets	46,666	49,506
Total liabilities	40,776	43,677
Total income	1,386	1,303
Total expenses	943	957
Other investments in associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 381	€ 391